OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2011	2012

Prepayment for purchase of office buildings	$—	$16,148
Employee housing loan	651	4,903
Rental deposit	550	1,169
Restricted cash, non-current	—	313
Long-term deferred expense	152	101
Total	$1,353	$22,634